Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Revenue
Schedule of revenue by segment

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Core commerce:
China commerce retail (i)
- Customer management (ii)	207,531	246,482	306,070
- Others (iii)	40,084	86,268	167,613
	247,615	332,750	473,683
China commerce wholesale (iv)	9,988	12,427	14,322
International commerce retail (v)	19,558	24,323	34,455
International commerce wholesale (vi)	8,167	9,594	14,396
Cainiao logistics services (vii)	14,885	22,233	37,258
Local Consumer Services (viii)	18,058	25,440	31,537
Others	5,129	9,337	15,495
Total core commerce	323,400	436,104	621,146
Cloud computing (ix)	24,702	40,016	60,120
Digital media and entertainment (x)(xii)	24,286	29,094	31,186
Innovation initiatives and others (xi)(xii)	4,456	4,497	4,837
	376,844	509,711	717,289

5.	Revenue (Continued)
(i)	Revenue from China commerce retail is primarily generated from the Company’s China retail marketplaces and includes revenue from customer management and sales of goods.
(ii)	For the year ended March 31, 2021, the Company presented commission revenue as part of customer management revenue. Figures for the years ended March 31, 2019 and 2020 were presented in the same manner accordingly.
(iii)	“Others” revenue under China commerce retail is primarily generated by the Company’s New Retail and direct sales businesses, mainly Tmall Supermarket, Sun Art, Freshippo, direct import and Intime. Revenue of Sun Art included in the consolidated income statement of the Company since the date of acquisition was RMB42.9 billion for the year ended March 31, 2021.
(iv)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and customer management.
(v)	Revenue from international commerce retail is primarily generated from Lazada and AliExpress and includes revenue from logistics services, customer management and sales of goods.
(vi)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and customer management.
(vii)	Revenue from Cainiao logistics services represents revenue from the domestic and international one-stop-shop logistics services and supply chain management solutions provided by Cainiao Network.
(viii)	Revenue from Local Consumer Services primarily represents platform commissions, revenue from the provision of delivery services and other services provided by Ele.me.
(ix)	Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and IoT services.
(x)	Revenue from digital media and entertainment is primarily generated from Youku and online games business and includes revenue from membership fees, customer management and self-developed online games.
(xi)	Revenue from innovation initiatives and others is primarily generated from businesses such as Amap, Tmall Genie and other innovation initiatives. Other revenue also includes the annual fee for SME loan business received from Ant Group and its affiliates (Note 22).
(xii)	For the year ended March 31, 2021, the Company reclassified revenue from the Company’s self-developed online games business, which was previously reported under the innovation initiatives and others segment, as revenue from the digital media and entertainment segment in order to conform to the way that the Company manages and monitors segment performance. Figures for the years ended March 31, 2019 and 2020 were reclassified to conform to this presentation.

Schedule of revenue by type

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Customer management services (i)	246,702	297,592	363,381
Membership fees	19,139	22,846	29,450
Logistics services	23,397	33,942	55,653
Cloud computing services	24,702	40,016	60,120
Sales of goods	46,942	95,503	180,634
Other revenue (ii)	15,962	19,812	28,051
	376,844	509,711	717,289

(i)	Customer management services mainly include P4P marketing, in-feed marketing, display marketing and commission. For the year ended March 31, 2021, the Company presented commission revenue as part of customer management revenue. Figures for the years ended March 31, 2019 and 2020 were presented in the same manner accordingly.
(ii)	Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses and the annual fee for SME loan business received from Ant Group and its affiliates (Note 22).